INVESTMENTS - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
(Gain) loss from investment	$ (38)	$ (327)	$ 50
Investment in Inter Pipeline Ltd.
Disclosure of financial assets [line items]
(Gain) loss from investments	23	0	0
Dividend income	(10)	(1)	0
(Gain) loss from investment	$ 13	$ (1)	$ 0